Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll and payroll taxes	$ 1,749	$ 16,673
Accrued interest	4,744
Total	$ 6,493	$ 16,673